TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Corporate tax rate	26.50%	25.00%
Accumuated loss carryforwards	$ 6,003
Minimum [Member]
Income Tax Examination [Line Items]
Tax year open to examination	2013
Minimum [Member] | Advanced Inhalation Therapies, Inc. [Member]
Income Tax Examination [Line Items]
Tax year open to examination	2014
Maximum [Member]
Income Tax Examination [Line Items]
Tax year open to examination	2016
Maximum [Member] | Advanced Inhalation Therapies, Inc. [Member]
Income Tax Examination [Line Items]
Tax year open to examination	2016